Share-Based Payment - Schedule of Fair Value of the Stock Options at the Grant Date (Details)	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Stand Alone Stock Option Grant [Member]
Schedule of Fair Value of the Stock Options at the Grant Date [Line Items]
Weighted average fair value of shares (in Dollars per share)	$ 5.42
Weighted average exercise price (in Dollars per share)	$ 4.55
Weighted average expected volatility	29.69%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.66%
Weighted average expected life	9.89
Weighted average fair value of stock options at measurement date (in Dollars) | $	$ 2.47
Employee Stock Option Plan [Member]
Schedule of Fair Value of the Stock Options at the Grant Date [Line Items]
Weighted average fair value of shares (in Dollars per share)	$ 13.98
Weighted average exercise price (in Dollars per share)	$ 5.55
Weighted average expected volatility	42.18%
Dividend rate	0.00%
Weighted average risk-free interest rate	1.17%
Weighted average expected life	9.22
Weighted average fair value of stock options at measurement date (in Dollars) | $	$ 10.1
Past Share Option plan [Member]
Schedule of Fair Value of the Stock Options at the Grant Date [Line Items]
Weighted average fair value of shares (in Dollars per share)	$ 11.45
Weighted average exercise price (in Dollars per share)	$ 12.48
Weighted average expected volatility	48.73%
Dividend rate	0.00%
Weighted average risk-free interest rate	4.40%
Weighted average expected life	4.89
Weighted average fair value of stock options at measurement date (in Dollars) | $	$ 5.01
Base Share Option plan [Member]
Schedule of Fair Value of the Stock Options at the Grant Date [Line Items]
Weighted average fair value of shares (in Dollars per share)	$ 10.8
Weighted average exercise price (in Dollars per share)	$ 10.52
Weighted average expected volatility	54.73%
Dividend rate	0.00%
Weighted average risk-free interest rate	4.47%
Weighted average expected life	2.97
Weighted average fair value of stock options at measurement date (in Dollars) | $	$ 4.46
Performance Share Option plan [Member]
Schedule of Fair Value of the Stock Options at the Grant Date [Line Items]
Weighted average fair value of shares (in Dollars per share)	$ 10.79
Weighted average exercise price (in Dollars per share)	$ 10.52
Weighted average expected volatility	54.73%
Dividend rate	0.00%
Weighted average risk-free interest rate	4.47%
Weighted average expected life	2.97
Weighted average fair value of stock options at measurement date (in Dollars) | $	$ 4.45